GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2020 (Unaudited)

Shares	Common Stocks: 96.0%	Value
	Appliances: 6.9%
694,000	Haier Electronics Group Co., Ltd.	$1,855,403
181,009	Zhejiang Supor Cookware	1,758,847
		3,614,250

	Auto/Cars - Light Trucks: 2.8%
1,022,000	Geely Automobile Holdings Ltd.	1,489,824

	Auto/Truck Parts & Equipment: 3.3%
1,101,480	Weichai Power Co., Ltd. - H Shares	1,762,509

	Building Products: 7.2%
284,000	Anhui Conch Cement Co., Ltd. - H Shares	1,967,871
1,371,000	China Lesso Group Holdings Ltd.	1,797,822
		3,765,693
	Casino Hotels: 2.6%
257,000	Galaxy Entertainment Group Ltd.	1,364,885

	Commercial Banks: 9.1%
455,000	BOC Hong Kong Holdings Ltd.	1,256,831
2,114,670	China Construction Bank Corp. - H Shares	1,718,736
405,000	China Merchants Bank Co., Ltd. - H Shares	1,824,127
		4,799,694
	E-Commerce/Services: 6.9%
10,800	Alibaba Group Holding Ltd. - ADR	2,100,384
21,300	Autohome Inc.	1,512,726
		3,613,110
	Electronic Component - Miscellaneous: 2.6%
270,500	AAC Technologies Holdings Inc.	1,384,417

	Food-Confectionery: 3.2%
2,432,500	Dali Foods Group Co., Ltd.	1,694,158

	Gas-Distribution: 3.2%
340,000	China Resources Gas Group Ltd.	1,703,794

	Industrial Automation: 2.9%
119,800	Hollysys Automation Technologies Ltd.	1,545,420

	Insurance: 3.3%
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	1,719,469

	Internet Application Software: 4.2%
44,600	Tencent Holdings Ltd.	$2,194,711

	Internet Content - Entertainment: 3.8%
6,275	NetEase Inc. - ADR	2,014,024

	Investment Management/Advisor Services: 2.8%
57,200	Noah Holdings Ltd.*	1,479,192

	Machinery-General Industry: 3.0%
870,000	Haitian International Holdings Ltd.	1,604,749

	Pharmaceuticals: 6.6%
1,526,000	China Medical System Holdings	1,636,256
1,401,000	Sino Biopharmaceutical Ltd.	1,837,856
		3,474,112

	Public Thoroughfares: 3.2%
1,650,000	Shenzhen Expressway Co., Ltd. - H Shares	1,673,155

	Real Estate Operations/Development: 3.1%
522,000	China Overseas Land & Investments Ltd.	1,614,601

	Retail - Apparel/Shoe: 3.2%
2,914,000	China Lilang Ltd.	1,681,241

	Schools: 3.2%
15,500	New Oriental Education & Technology Group Inc. - ADR*	1,677,720

	Semiconductor Component-Integrated Circut: 3.0%
23,100	QUALCOMM Inc.	1,562,715

	Shipbuilding: 2.8%
2,547,700	Yangzijiang Shipbuilding Holdings Ltd.	1,483,763

	Web Portals: 2.9%
15,300	Baidu Inc.*	$1,542,087

	Total Common Stocks	50,459,293
	(cost $41,633,635)

	Total Investments in Securities	50,459,293
	(cost $41,633,635): 96.0%

	Other Assets less Liabilities: 4.0%	2,079,507

	Net Assets: 100.0%	$52,538,800

* Non-income producing security.

ADR - American Depository Receipt